Fair value of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Financial Assets and Liabilities

The following table presents the estimated fair values of ING Group’s financial assets and liabilities. Certain items per the statement of financial position are not included in the table, as they do not meet the definition of a financial asset or liability. The aggregation of the fair values presented below does not represent, and should not be construed as representing, the underlying value of ING Group.

Fair value of financial assets and liabilities

			Statement of
	Estimated fair value		financial position value
	30	31	30	31
	June	December	June	December
	2018	2017	2018	2017
Financial assets
Cash and balances with central banks	38,276	21,989	38,276	21,989
Loans and advances to banks	31,754	28,911	31,627	28,811
Financial assets at fair value through profit or loss
– trading assets	63,817	116,748	63,817	116,748
– non-trading derivatives	2,743	2,231	2,743	2,231
– assets mandatorily measured at fair value through profit or loss	82,168	n/a	82,168	n/a
– assets designated as at fair value through profit or loss	2,775	4,242	2,775	4,242
Investments
– available-for-sale	n/a	69,730	n/a	69,730
– held-to-maturity	n/a	9,378	n/a	9,343
Financial assets at fair value through other comprehensive income
– equity securities	3,667	n/a	3,667	n/a
– debt securities	24,968	n/a	24,968	n/a
– loans and advances	2,865	n/a	2,865	n/a
Securities at amortised cost	49,551	n/a	48,966	n/a
Loans and advances to customers	600,493	588,998	584,714	571,909
Other assets[1]	9,620	11,744	9,620	11,744

	912,698	853,971	896,208	836,747
Financial liabilities
Deposits from banks	39,109	36,868	38,776	36,821
Customer deposits	557,255	540,547	556,711	539,828
Financial liabilities at fair value through profit or loss
– trading liabilities	42,711	73,596	42,711	73,596
– non-trading derivatives	3,041	2,331	3,041	2,331
– designated as at fair value through profit or loss	65,122	11,215	65,122	11,215
Other liabilities[2]	12,434	14,488	12,434	14,488
Debt securities in issue	116,883	96,736	116,099	96,086
Subordinated loans	16,345	16,457	16,225	15,968

	852,900	792,238	851,119	790,333

1	Other assets do not include, among others: (deferred) tax assets, net defined benefit asset, inventory, property development and obtained from foreclosures.
2

Other liabilities do not include, among others: (deferred) tax liabilities, net defined benefit and related employee benefit liabilities, reorganisation and other provisions and other taxation and social security contributions.

Financial Instruments at Fair Value

The fair values of the financial instruments were determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)

		Level 1		Level 2		Level 3		Total
	30	31	30	31	30	31	30	31
	June	December	June	December	June	December	June	December
	2018	2017	2018	2017	2018	2017	2018	2017
Financial Assets
Financial assets at fair value through profit or loss
– Trading assets	18,202	20,114	45,282	95,530	333	1,104	63,817	116,748
– Non-trading derivatives			2,706	2,146	36	85	2,743	2,231
– Assets mandatorily measured at fair value through profit or loss	70	n/a	80,928	n/a	1,170	n/a	82,168	n/a
– Assets designated as at fair value through profit or loss	142	319	1,713	3,558	920	365	2,775	4,242
Available-for-sale investments	n/a	65,310	n/a	3,940	n/a	480	n/a	69,730
Financial assets at fair value through other comprehensive income	26,864	n/a	1,229	n/a	3,408	n/a	31,500	n/a

	45,278	85,743	131,857	105,174	5,868	2,034	183,004	192,951
Financial liabilities
Financial liabilities at fair value through profit or loss
– Trading liabilities	5,802	5,770	36,656	66,753	253	1,073	42,711	73,596
– Non-trading derivatives			2,970	2,263	71	68	3,041	2,331
– designated as at fair value through profit or loss	1,031	1,285	63,890	9,829	200	101	65,122	11,215

	6,833	7,055	103,516	78,845	525	1,242	110,874	87,142

Changes in Level 3 Financial Assets

Changes in Level 3 Financial assets

					Financial assets		Financial assets		Financial	Available-
			Non-trading		mandatorily		designated as at		assets at	for-sale
	Trading assets		derivatives		measured at FVPL		FVPL		FVOCI	invest-
	6 month		6 month		6 month		6 month		6 month	ments	6 month	Total
	period	year	period	year	period	year	period	year	period	year	period	year
	ended 30	ended 31	ended 30	ended 31	ended 30	ended 31	ended 30	ended 31	ended 30	ended 31	ended 30	ended 31
	June	December	June	December	June	December	June	December	June	December	June	December
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Opening balance	1,104	1,223	85	256	n/a	n/a	365	456	480	521	2,034	2,456
Effect of changes in accounting policy					1,653				3,446		5,099
Realised gain/loss recognised in the statement of profit or loss during the period[1]	38	(232)	33	(45)	(18)		(12)	4	(7)		34	(273)
Revaluation recognised in other comprehensive income during the period									(70)	(5)	(70)	(5)
Purchase of assets	24	610		(9)	841		570	226	11	62	1,446	889
Sale of assets	(54)	(326)	(80)	(92)	(1,152)			(1)	(3)	(43)	(1,289)	(462)
Maturity/settlement	(43)	(141)		(2)	(46)			(1)	(440)	(24)	(530)	(168)
Reclassifications							(2)		(7)	7	(9)	7
Transfers into Level 3	62	9									62	9
Transfers out of Level 3	(798)	(37)		(23)	(109)			(319)	(1)	(13)	(908)	(392)
Exchange rate differences		(2)			2					(24)	2	(26)
Changes in the composition of the group and other changes									(2)	(1)	(1)	(1)

Closing balance	333	1,104	36	85	1,170	n/a	920	365	3,408	480	5,868	2,034

1	Net gains/losses were recorded in income from trading activities in continuing operations herein as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR 40 million of unrealised gains and losses recognised in the statement of profit or loss.

Changes in Level 3 Financial Liabilities

Changes in Level 3 Financial liabilities

	Trading liabilities			Non-trading derivatives	Financial liabilities designated as at FVPL			Total
	6 month period ended 30 June 2018	year ended 31 December 2017	6 month period ended 30 June 2018	year ended 31 December 2017	6 month period ended 30 June 2018	year ended 31 December 2017	6 month period ended 30 June 2018	year ended 31 December 2017
Opening balance	1,073	1,378	68	24	101	123	1,242	1,525
Effect of changes in accounting policy			4				4
Realised gain/loss recognised in the statement of profit or loss during the period[1]	(33)	(105)		44	5	(6)	(29)	(67)
Issue of liabilities	28	485		1	13	14	41	500
Early repayment of liabilities	(30)	(399)		(1)	(9)	(21)	(39)	(421)
Maturity/settlement	(37)	(187)			(1)		(38)	(187)
Transfers into Level 3	39	16			93		132	16
Transfers out of Level 3	(788)	(111)			(1)	(9)	(790)	(120)
Exchange rate differences		(4)						(4)
Changes in the composition of the group and other changes	2		(1)				2

Closing balance	253	1,073	71	68	200	101	525	1,242

1

Net gains/losses were recorded in income from trading activities in continuing operations included herein as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR (29) million of unrealised gains and losses recognised in the statement of profit or loss.

Valuation Techniques and Range of Unobservable Inputs

Valuation techniques and range of unobservable inputs (Level 3)

	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
	30 June 2018	31 De- cember 2017	30 June 2018	31 De- cember 2017			30 June 2018	31 De- cember 2017	30 June 2018	31 De- cember 2017
At fair value through profit or loss
Debt securities	898	386			Price based	Price (%)	0%	0%	132%	161%
					Net asset value	Price (%)	0%	0%	0%	0%
					Present value techniques	Credit spread (bps)	426		426
Equity securities	141	4		1	Price based	Price	0	1	5,475	54
Loans and advances	1,110	20	17		Price based	Price (%)	10%	0%	100%	101%
					Present value techniques	Credit spread (bps)	95	n.a	95	n.a
Structured notes			200	101	Price based	Price (%)	77%	52%	106%	116%
					Net asset value	Price (%)	n.a	n.a	n.a	n.a
					Option pricing model	Equity volatility (%)	15%	14%	27%	23%
						Equity/Equity correlation	0.6	0.5	0.8	0.7
						Equity/FX correlation	(0.5)	0.2	0.1	0.4
						Dividend yield (%)	1%	2%	5%	6%
						Interest rate volatility (%)	28	n.a	80	n.a
						IR/IR correlation	0.7		0.9
					Present value techniques	Implied correlation	0.7	0.7	0.7	0.7
Derivatives
– Rates	191	490	159	485	Option pricing model	Interest rate volatility (bps)	23	23	300	300
						Interest rate correlation	0.8	n.a	0.8	n.a
						IR/INF correlation	n.a	n.a	n.a	n.a
					Present value techniques Reset spread (%)		2%	2%	2%	2%
						Prepayment rate (%)	5%	5%	10%	10%
						Inflation rate (%)	n.a	4%	n.a	4%
– FX		477	1	479	Present value techniques Inflation rate (%)		n.a	4%	n.a	4%
– Credit	42	10	60	48	Present value techniques Credit spread (bps)		8	2	3,406	424
						Implied correlation	0.7	0.7	0.7	1.0
						Jump rate (%)	12%	12%	12%	12%
					Price based	Price (%)	95%	n.a	100%	n.a
– Equity	76	161	83	128	Option pricing model	Equity volatility (%)	6%	5%	100%	129%
						Equity/Equity correlation	0.0	0.1	0.9	1.0
						Equity/FX correlation	(0.8)	(0.9)	0.2	0.8
						Dividend yield (%)	0%	0%	14%	21%
– Other	2	5	5		Option pricing model	Commodity volatility (%)	12%	9%	37%	42%
						Com/Com correlation	n.a	0.3	n.a	0.9
						Com/FX correlation	(0.6)	(0.6)	0.3	(0.3)
Available for sale
– Debt	n/a	14			Price based	Price (%)		69%		90%
					Present value techniques	Credit spread (bps)		n.a		n.a
						Weighted average life (yr)		n.a		n.a
– Equity	n/a	467			Discounted cash flow	Annual Accounts		n.a		n.a
					Multiplier method	Observable market factors		n.a		n.a
					Comparable transactions			n.a		n.a
At fair value through other comprehensive income
Debt	252				Price based	Price (%)	93%		100%
Loans and advances	2,865				Present value techniques	Prepayment rate (%)	6%		6%
Equity	291				Present value techniques	Credit spread (bps)	331		331
						Inflation rate (%)	3%		3%
						Other	63		80
					Price based	Price (%)	n.a		n.a
Total	5,868	2,034	525	1,242

Fair Value of Sensitivity Analysis Instruments

Sensitivity analysis of Level 3 instruments

	Positive fair value movements from using reasonable possible alternatives		Negative fair value movements from using reasonable possible alternatives
	30 June 2018	31 December 2017	30 June 2018	31 December 2017
Fair value through profit or loss
Equity (equity derivatives, structured notes)	145	222	4
Interest rates (Rates derivatives, FX derivatives)	53	56
Credit (Debt securities, Loans, structured notes, credit derivatives)	28	27
Available-for-sale
Equity	n/a	9	n/a	14
Debt	n/a	1	n/a
Fair value through other comprehensive income
Equity	5	n/a	10	n/a
Loans and advances		n/a		n/a
Debt		n/a		n/a

	231	315	14	14